Cash, cash equivalents and restricted cash - Schedule of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents	$ 501,093,921	$ 139,056,863	$ 452,802,049
Current restricted cash	72,215	90,222	19,083
Cash, cash equivalents and current restricted cash	501,166,136	139,147,085	452,821,132
Non-current restricted cash	735,312	735,312	735,312
Total	$ 501,901,448	$ 139,882,397	$ 453,556,444	$ 121,277,454